SCHEDULE OF RECONCILIATION OF FEDERAL STATUTORY INCOME TAX RATE (Details) - XCF Global Capital Inc [Member]	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Federal tax statutory rate	21.00%	21.00%
Permanent difference	(0.00%)	(0.00%)
Valuation allowance	(21.00%)	(21.00%)
Effective rate	0.00%	0.00%